CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statement Of Comprehensive Income
Profit/(Loss) for the year	$ 875	$ (6,388)	$ (28,914)
Other comprehensive loss
Foreign exchange translation differences	(86)	(1,360)	(167)
Other comprehensive loss	(86)	(1,360)	(167)
Total Comprehensive Profit/(Loss) (all attributable to owners of the parent)	$ 789	$ (7,748)	$ (29,081)